FINANCING AND FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Disclosure of Assets Based on Categories	The following table summarizes assets and liabilities based on their categories at December 31, 2023:

	December 31, 2023
	Carrying amount in the consolidated statements of financial position	Non-financial assets and liabilities	Assets / Liabilities at amortized cost	Fair value recognized in profit or loss	Fair value recognized in OCI	Derivatives
ASSETS
Current assets:
Cash and cash equivalents	7,686	—	7,686	—	—	—
Restricted cash	97	—	97	—	—	—
Trade accounts receivable and other	3,661	—	3,491	—	170	—
Inventories	18,759	18,759	—	—	—	—
Prepaid expenses and other current assets	3,037	1,304	1,090	—	—	643
Total current assets	33,240	20,063	12,364	—	170	643

Non-current assets:
Goodwill and intangible assets	5,102	5,102	—	—	—	—
Property, plant and equipment and biological assets	33,656	33,592	—	64	—	—
Investments in associates and joint ventures	10,078	10,078	—	—	—	—
Other investments	513	—	—	—	513	—
Deferred tax assets	9,469	9,469	—	—	—	—
Other assets	1,859	465	1,095	136	—	163
Total non-current assets	60,677	58,706	1,095	200	513	163
Total assets	93,917	78,769	13,459	200	683	806

LIABILITIES AND EQUITY
Current liabilities:
Short-term debt and current portion of long-term debt	2,312	—	2,312	—	—	—
Trade accounts payable and other	13,605	—	13,605	—	—	—
Short-term provisions	588	561	27	—	—	—
Accrued expenses and other liabilities	4,967	892	3,715	—	—	360
Income tax liabilities	297	297	—	—	—	—
Total current liabilities	21,769	1,750	19,659	—	—	360

Non-current liabilities:
Long-term debt, net of current portion	8,369	—	8,369	—	—	—
Deferred tax liabilities	2,432	2,432	—	—	—	—
Deferred employee benefits	2,741	2,741	—	—	—	—
Long-term provisions	1,477	1,477	—	—	—	—
Other long-term obligations	1,061	439	546	—	—	76
Total non-current liabilities	16,080	7,089	8,915	—	—	76

Equity:
Equity attributable to the equity holders of the parent	53,961	53,961	—	—	—	—
Non-controlling interests	2,107	2,107	—	—	—	—
Total equity	56,068	56,068	—	—	—	—
Total liabilities and equity	93,917	64,907	28,574	—	—	436

	December 31, 2022
	Carrying amount in the consolidated statements of financial position	Non-financial assets and liabilities	Assets / Liabilities at amortized cost	Fair value recognized in profit or loss	Fair value recognized in OCI	Derivatives
ASSETS
Current assets:
Cash and cash equivalents	9,300	—	9,300	—	—	—
Restricted cash	114	—	114	—	—	—
Trade accounts receivable and other	3,839	—	3,633	—	206	—
Inventories	20,087	20,087	—	—	—	—
Prepaid expenses and other current assets	3,778	1,566	1,475	—	—	737
Total current assets	37,118	21,653	14,522	—	206	737

Non-current assets:
Goodwill and intangible assets	4,903	4,903	—	—	—	—
Property, plant and equipment and biological assets	30,167	30,120	—	47	—	—
Investments in associates and joint ventures	10,765	10,765	—	—	—	—
Other investments	1,119	—	—	—	1,119	—
Deferred tax assets	8,554	8,554	—	—	—	—
Other assets	1,921	259	691	136	—	835
Total non-current assets	57,429	54,601	691	183	1,119	835
Total assets	94,547	76,254	15,213	183	1,325	1,572

LIABILITIES AND EQUITY
Current liabilities:
Short-term debt and current portion of long-term debt	2,583	—	2,583	—	—	—
Trade accounts payable and other	13,532	—	13,532	—	—	—
Short-term provisions	1,101	1,078	23	—	—	—
Accrued expenses and other liabilities	4,864	822	3,663	—	—	379
Income tax liabilities	318	318	—	—	—	—
Total current liabilities	22,398	2,218	19,801	—	—	379

Non-current liabilities:
Long-term debt, net of current portion	9,067	—	9,067	—	—	—
Deferred tax liabilities	2,666	2,666	—	—	—	—
Deferred employee benefits	2,606	2,606	—	—	—	—
Long-term provisions	1,306	1,304	2	—	—	—
Other long-term obligations	914	305	564	—	—	45
Total non-current liabilities	16,559	6,881	9,633	—	—	45

Equity:
Equity attributable to the equity holders of the parent	53,152	53,152	—	—	—	—
Non-controlling interests	2,438	2,438	—	—	—	—
Total equity	55,590	55,590	—	—	—	—
Total liabilities and equity	94,547	64,689	29,434	—	—	424

Disclosure of Liabilities Based on Categories	The following table summarizes assets and liabilities based on their categories at December 31, 2023:

	December 31, 2023
	Carrying amount in the consolidated statements of financial position	Non-financial assets and liabilities	Assets / Liabilities at amortized cost	Fair value recognized in profit or loss	Fair value recognized in OCI	Derivatives
ASSETS
Current assets:
Cash and cash equivalents	7,686	—	7,686	—	—	—
Restricted cash	97	—	97	—	—	—
Trade accounts receivable and other	3,661	—	3,491	—	170	—
Inventories	18,759	18,759	—	—	—	—
Prepaid expenses and other current assets	3,037	1,304	1,090	—	—	643
Total current assets	33,240	20,063	12,364	—	170	643

Non-current assets:
Goodwill and intangible assets	5,102	5,102	—	—	—	—
Property, plant and equipment and biological assets	33,656	33,592	—	64	—	—
Investments in associates and joint ventures	10,078	10,078	—	—	—	—
Other investments	513	—	—	—	513	—
Deferred tax assets	9,469	9,469	—	—	—	—
Other assets	1,859	465	1,095	136	—	163
Total non-current assets	60,677	58,706	1,095	200	513	163
Total assets	93,917	78,769	13,459	200	683	806

LIABILITIES AND EQUITY
Current liabilities:
Short-term debt and current portion of long-term debt	2,312	—	2,312	—	—	—
Trade accounts payable and other	13,605	—	13,605	—	—	—
Short-term provisions	588	561	27	—	—	—
Accrued expenses and other liabilities	4,967	892	3,715	—	—	360
Income tax liabilities	297	297	—	—	—	—
Total current liabilities	21,769	1,750	19,659	—	—	360

Non-current liabilities:
Long-term debt, net of current portion	8,369	—	8,369	—	—	—
Deferred tax liabilities	2,432	2,432	—	—	—	—
Deferred employee benefits	2,741	2,741	—	—	—	—
Long-term provisions	1,477	1,477	—	—	—	—
Other long-term obligations	1,061	439	546	—	—	76
Total non-current liabilities	16,080	7,089	8,915	—	—	76

Equity:
Equity attributable to the equity holders of the parent	53,961	53,961	—	—	—	—
Non-controlling interests	2,107	2,107	—	—	—	—
Total equity	56,068	56,068	—	—	—	—
Total liabilities and equity	93,917	64,907	28,574	—	—	436

	December 31, 2022
	Carrying amount in the consolidated statements of financial position	Non-financial assets and liabilities	Assets / Liabilities at amortized cost	Fair value recognized in profit or loss	Fair value recognized in OCI	Derivatives
ASSETS
Current assets:
Cash and cash equivalents	9,300	—	9,300	—	—	—
Restricted cash	114	—	114	—	—	—
Trade accounts receivable and other	3,839	—	3,633	—	206	—
Inventories	20,087	20,087	—	—	—	—
Prepaid expenses and other current assets	3,778	1,566	1,475	—	—	737
Total current assets	37,118	21,653	14,522	—	206	737

Non-current assets:
Goodwill and intangible assets	4,903	4,903	—	—	—	—
Property, plant and equipment and biological assets	30,167	30,120	—	47	—	—
Investments in associates and joint ventures	10,765	10,765	—	—	—	—
Other investments	1,119	—	—	—	1,119	—
Deferred tax assets	8,554	8,554	—	—	—	—
Other assets	1,921	259	691	136	—	835
Total non-current assets	57,429	54,601	691	183	1,119	835
Total assets	94,547	76,254	15,213	183	1,325	1,572

LIABILITIES AND EQUITY
Current liabilities:
Short-term debt and current portion of long-term debt	2,583	—	2,583	—	—	—
Trade accounts payable and other	13,532	—	13,532	—	—	—
Short-term provisions	1,101	1,078	23	—	—	—
Accrued expenses and other liabilities	4,864	822	3,663	—	—	379
Income tax liabilities	318	318	—	—	—	—
Total current liabilities	22,398	2,218	19,801	—	—	379

Non-current liabilities:
Long-term debt, net of current portion	9,067	—	9,067	—	—	—
Deferred tax liabilities	2,666	2,666	—	—	—	—
Deferred employee benefits	2,606	2,606	—	—	—	—
Long-term provisions	1,306	1,304	2	—	—	—
Other long-term obligations	914	305	564	—	—	45
Total non-current liabilities	16,559	6,881	9,633	—	—	45

Equity:
Equity attributable to the equity holders of the parent	53,152	53,152	—	—	—	—
Non-controlling interests	2,438	2,438	—	—	—	—
Total equity	55,590	55,590	—	—	—	—
Total liabilities and equity	94,547	64,689	29,434	—	—	424

Disclosure of Fair Value Measurement of Assets
The following tables summarize the bases used to measure certain financial assets and financial liabilities at their fair value on recurring basis.

As of December 31, 2023
	Level 1	Level 2	Level 3	Total
Assets at fair value:
Investments in equity instruments at FVOCI	315	—	198	513
Trade accounts receivable and other subject to TSR programs*	—	—	170	170
Derivative financial current assets	—	643	—	643
Derivative financial non-current assets	—	163	—	163
Total assets at fair value	315	806	368	1,489
Liabilities at fair value:
Derivative financial current liabilities	—	332	28	360
Derivative financial non-current liabilities	—	22	54	76
Total liabilities at fair value	—	354	82	436
*The fair value of TSR program receivables equals carrying amount due to the short time frame between the initial recognition and time of sale.

As of December 31, 2022
	Level 1	Level 2	Level 3	Total
Assets at fair value:
Investments in equity instruments at FVOCI	996	—	123	1,119
Trade accounts receivable and other subject to TSR programs*	—	—	206	206
Derivative financial current assets	—	737	—	737
Derivative financial non-current assets	—	835	—	835
Total assets at fair value	996	1,572	329	2,897
Liabilities at fair value:
Derivative financial current liabilities	—	379	—	379
Derivative financial non-current liabilities	—	45	—	45
Total liabilities at fair value	—	424	—	424
*The fair value of TSR program receivables equals carrying amount due to the short time frame between the initial recognition and time of sale.
The following table summarizes the reconciliation of the fair value of the financial instrument classified as Level 3:

	Electricity option	Call option on 660 mandatory convertible bonds
Balance as of December 31, 2021	—	15
Change in fair value	—	(15)
Balance as of December 31, 2022	—	—
Change in fair value	(82)	—
Balance as of December 31, 2023	(82)	—

Disclosure of Fair Value Measurement of Liabilities
The following tables summarize the bases used to measure certain financial assets and financial liabilities at their fair value on recurring basis.

As of December 31, 2023
	Level 1	Level 2	Level 3	Total
Assets at fair value:
Investments in equity instruments at FVOCI	315	—	198	513
Trade accounts receivable and other subject to TSR programs*	—	—	170	170
Derivative financial current assets	—	643	—	643
Derivative financial non-current assets	—	163	—	163
Total assets at fair value	315	806	368	1,489
Liabilities at fair value:
Derivative financial current liabilities	—	332	28	360
Derivative financial non-current liabilities	—	22	54	76
Total liabilities at fair value	—	354	82	436
*The fair value of TSR program receivables equals carrying amount due to the short time frame between the initial recognition and time of sale.

As of December 31, 2022
	Level 1	Level 2	Level 3	Total
Assets at fair value:
Investments in equity instruments at FVOCI	996	—	123	1,119
Trade accounts receivable and other subject to TSR programs*	—	—	206	206
Derivative financial current assets	—	737	—	737
Derivative financial non-current assets	—	835	—	835
Total assets at fair value	996	1,572	329	2,897
Liabilities at fair value:
Derivative financial current liabilities	—	379	—	379
Derivative financial non-current liabilities	—	45	—	45
Total liabilities at fair value	—	424	—	424
*The fair value of TSR program receivables equals carrying amount due to the short time frame between the initial recognition and time of sale.
The following table summarizes the reconciliation of the fair value of the financial instrument classified as Level 3:

	Electricity option	Call option on 660 mandatory convertible bonds
Balance as of December 31, 2021	—	15
Change in fair value	—	(15)
Balance as of December 31, 2022	—	—
Change in fair value	(82)	—
Balance as of December 31, 2023	(82)	—

Disclosure of Detailed Information About Borrowings
Short-term debt, including the current portion of long-term debt, consisted of the following:

	December 31,
	2023	2022
Short-term bank loans and other credit facilities including commercial paper [1]	980	1,017
Current portion of long-term debt	1,125	1,338
Lease obligations[2]	207	228
Total	2,312	2,583
1.The weighted average interest rate on short-term borrowings outstanding was 5.5% and 4.0% as of December 31, 2023 and 2022, respectively.
2.See note 7.
Long-term debt is comprised of the following:

				December 31,
				2023	2022
	Year of maturity	Type of Interest	Interest rate[1]	Carrying amount at amortized cost
Corporate
5.4 billion Revolving Credit Facility	2023 - 2025	Floating		—	—
€500 million Unsecured Notes	2023	Fixed	0.95%	—	391
€750 million Unsecured Notes	2023	Fixed	1.00%	—	799
€1.0 billion Unsecured Notes	2024	Fixed	2.25%	585	567
750 Unsecured Notes	2024	Fixed	3.60%	290	289
500 Unsecured Notes	2025	Fixed	6.13%	183	183
€750 million Unsecured Notes	2025	Fixed	1.75%	826	796
750 Unsecured Notes	2026	Fixed	4.55%	400	399
€600 million Unsecured Notes	2026	Fixed	4.88%	659	635
1.2 billion Unsecured Notes	2027	Fixed	6.55%	1,195	1,193
500 Unsecured Notes	2029	Fixed	4.25%	496	495
1.0 billion Unsecured Notes	2032	Fixed	6.80%	989	988
1.5 billion Unsecured Bonds	2039	Fixed	7.00%	672	672
1.0 billion Unsecured Notes	2041	Fixed	6.75%	428	428
EIB loan	2025	Fixed	1.16%	81	140
EIB loan	2032	Floating	5.22%	309	299
Schuldschein loans	2025 - 2027	Fixed	2.5% - 3.0%	100	96
Schuldschein loans	2025 - 2027	Floating	5.1% - 5.4%	699	674
Other loans	2023	Fixed	1.8%	—	18
Other loans	2029 - 2035	Floating	0.7% - 4.2%	223	243
Total Corporate				8,135	9,305
Americas
Other loans	2024 - 2030	Fixed/Floating	0.0% - 9.5%	45	57
Total Americas				45	57
Europe, Asia & Africa
EBRD Facility	2024 - 2026	Floating	7.2% - 7.9%	177	86
Other loans	2023 - 2043	Fixed/Floating	0.0% - 8.0%	198	129
Total Europe, Asia & Africa				375	215
Total				8,555	9,577
Less current portion of long-term debt				(1,125)	(1,338)
Total long-term debt (excluding lease obligations)				7,430	8,239
Long-term lease obligations[2]				939	828
Total long-term debt, net of current portion				8,369	9,067
1.Rates applicable to balances outstanding at December 31, 2023. For debt that has been redeemed in its entirety during 2023, the interest rates refer to the rates at repayment date.
2.Net of current portion of 207 and 228 as of December 31, 2023 and 2022, respectively. See note 7.
The following table provides details of the outstanding bonds on maturity, the original coupons and the current interest rates for the bonds impacted by changes in the long-term credit rating:

Initial value	Nominal amount of outstanding value	Date of issuance	Repayment date	Interest rate[1]	Issued at
€250 million Unsecured Notes	€132 million	Jul 4, 2019	Jan 17, 2024	2.25%	105.59%
€750 million Unsecured Notes	€397 million	Jan 17, 2019	Jan 17, 2024	2.25%	99.72%
750 Unsecured Notes	290	Jul 16, 2019	Jul 16, 2024	3.60%	99.86%
500 Unsecured Notes	184	Jun 1, 2015	Jun 1, 2025	6.13%	100.00%
€750 million Unsecured Notes	€750 million	Nov 19, 2019	Nov 19, 2025	1.75%	99.41%
750 Unsecured Notes	401	Mar 11, 2019	Mar 11, 2026	4.55%	99.72%
€600 million Unsecured Notes	€600 million	Sep 26, 2022	Sep 28, 2026	4.88%	99.65%
1.2 billion Unsecured Bonds	1.2 Billion	Nov 29, 2022	Nov 29, 2027	6.55%	99.91%
500 Unsecured Notes	500	Jul 16, 2019	Jul 16, 2029	4.25%	99.00%
1.0 billion Unsecured Bonds	1.0 Billion	Nov 29, 2022	Nov 29, 2032	6.80%	99.37%
1.0 billion Unsecured Bonds	457	Oct 8, 2009	Oct 15, 2039	7.00%	95.20%
500 Unsecured Bonds	229	Aug 5, 2010	Oct 15, 2039	7.00%	104.84%
1.0 billion Unsecured Notes	434	Mar 7, 2011	Mar 1, 2041	6.75%	99.18%
1.Rates applicable at December 31, 2023.

Disclosure of Maturity Analysis for Non-derivative Financial Liabilities
As of December 31, 2023 the scheduled maturities of short-term debt, long-term debt and long-term lease obligations, including their current portion are as follows:

Year of maturity	Amount
2024	2,312
2025	1,720
2026	1,335
2027	1,749
2028	154
Subsequent years	3,411
Total	10,681

	December 31, 2023
	Carrying amount	Contractual Cash Flow	2024	2025	from 2026 to 2028	After 2028
Non-derivative financial liabilities
Bonds	(6,812)	(9,393)	(1,223)	(1,329)	(2,963)	(3,878)
Loans over 100	(1,345)	(1,942)	(237)	(457)	(462)	(786)
Trade and other payables	(13,605)	(13,605)	(13,605)	—	—	—
Other loans and leases	(2,525)	(2,931)	(1,333)	(339)	(665)	(594)
Total	(24,287)	(27,871)	(16,398)	(2,125)	(4,090)	(5,258)
Derivative financial liabilities
Foreign exchange contracts	(142)	(142)	(139)	(1)	(2)	—
Commodity contracts[1]	(294)	(294)	(221)	(19)	—	(54)
Total	(436)	(436)	(360)	(20)	(2)	(54)
1.Commodity contracts include base metals, freight, energy and emission rights.

	December 31, 2022
	Carrying amount	Contractual Cash Flow	2023	2024	from 2025 to 2027	After 2027
Non-derivative financial liabilities
Bonds	(7,926)	(10,341)	(1,547)	(1,171)	(3,969)	(3,654)
Loans over 100	(1,234)	(1,364)	(244)	(114)	(827)	(179)
Trade and other payables	(13,532)	(13,554)	(13,554)	—	—	—
Other loans and leases	(2,490)	(3,175)	(1,247)	(314)	(589)	(1,025)
Total	(25,182)	(28,434)	(16,592)	(1,599)	(5,385)	(4,858)
Derivative financial liabilities
Foreign exchange contracts	(61)	(61)	(57)	—	(4)	—
Commodity contracts[1]	(363)	(363)	(322)	(22)	(19)	—
Total	(424)	(424)	(379)	(22)	(23)	—
1.Commodity contracts include base metals, freight, energy and emission rights.
Disclosure of Estimated Fair Value and Carrying Value of Debt
The following tables summarize the Company’s bases used to estimate its debt at fair value. Fair value measurement has been classified into three levels based upon a fair value hierarchy that reflects the significance of the inputs used in making the measurements.

As of December 31, 2023	Carrying amount	Fair Value
		Level 1	Level 2	Level 3	Total
Instruments payable bearing interest at fixed rates	8,165	6,969	1,273	—	8,242
Instruments payable bearing interest at variable rates	1,536	—	1,539	—	1,539
Total long-term debt, including current portion	9,701	6,969	2,812	—	9,781
Short term bank loans and other credit facilities including commercial paper	980	—	988	—	988

As of December 31, 2022	Carrying amount	Fair Value
		Level 1	Level 2	Level 3	Total
Instruments payable bearing interest at fixed rates	9,214	7,783	1,180	—	8,963
Instruments payable bearing interest at variable rates	1,419	—	1,350	—	1,350
Total long-term debt, including current portion	10,633	7,783	2,530	—	10,313
Short term bank loans and other credit facilities including commercial paper	1,017	—	1,017	—	1,017

Disclosure of Cash and Cash Equivalents
Cash and cash equivalents consisted of the following:

	December 31,
	2023	2022
Cash at bank	5,405	4,489
Term deposits	774	828
Money market funds[1]	1,507	3,983
Total	7,686	9,300
1Money market funds are highly liquid investments with a maturity of 3 months or less from the date of acquisition.
Reconciliation of Liabilities Arising from Financing Activities
The table below details changes in the Company's liabilities arising from financing activities, including both cash and non-cash changes. Liabilities arising from financing activities are those for which cash flows were, or future cash flows will be classified in the Company's consolidated statements of cash flows from financing activities.

	Long-term debt, net of current portion	Short-term debt and current portion of long term debt
Balance as of December 31, 2021 (note 6.1.2)	6,488	1,913
Proceeds from long-term debt	3,893	—
Payments of long-term debt	—	—
Amortized cost	2	2
Proceeds from short-term debt	—	434
Payments of short-term debt	—	(1,044)
Current portion of long-term debt	(1,566)	1,566
Payments of principal portion of lease liabilities (note 7) [1]	(10)	(175)
Additions to lease liabilities (notes 5.2 and 7)	318	100
Unrealized foreign exchange effects and other movements	(58)	(213)
Balance as of December 31, 2022 (note 6.1.2)	9,067	2,583
Proceeds from long-term debt	134	—
Payments of long-term debt	(16)	—
Amortized cost	8	(3)
Proceeds from short-term debt	—	218
Payments of short-term debt	—	(1,670)
Current portion of long-term debt	(1,332)	1,332
Payments of principal portion of lease liabilities (note 7) [1]	(8)	(245)
Additions to lease liabilities (notes 5.2 and 7)	250	38
Unrealized foreign exchange effects and other movements	266	59
Balance as of December 31, 2023 (note 6.1.2)	8,369	2,312
1.Cash payments decreasing the outstanding liability relating to leases are classified under payments of principal portion of lease liabilities and other financing activities in the Company's consolidated statements of cash flows.
Schedule of Net Debt by Currency
The Company monitors its net debt in order to manage its capital. The following tables present the structure of the Company’s net debt by original currency translated into USD at December 31, 2023 and December 31, 2022:

As of December 31, 2023	Total	EUR	USD	ARS	BRL	INR	Other
Short-term debt and current portion of long-term debt	2,312	1,414	533	—	31	68	266
Long-term debt, net of current portion	8,369	3,312	4,560	—	86	1	410
Cash and cash equivalents and restricted cash	(7,783)	(5,660)	(886)	(461)	(171)	(62)	(543)
Net debt	2,898	(934)	4,207	(461)	(54)	7	133

As of December 31, 2022	Total	EUR	USD	ARS	BRL	INR	Other
Short-term debt and current portion of long-term debt	2,583	2,059	227	—	28	2	267
Long-term debt, net of current portion	9,067	3,777	4,868	—	74	—	348
Cash and cash equivalents, restricted cash and other restricted funds	(9,414)	(6,514)	(1,494)	(364)	(275)	(85)	(682)
Net debt	2,236	(678)	3,601	(364)	(173)	(83)	(67)

Disclosure of Detailed Information About Financial Instruments
The following tables summarize this portfolio:

	December 31, 2023
	Assets		Liabilities
	Notional Amount	Fair Value	Notional Amount	Fair Value
Interest rate instruments
Other interest rate instruments	221	—	453	—
Total interest rate instruments		—		—

Foreign exchange rate instruments
Forward purchase contracts	1,198	60	4,114	(82)
Forward sale contracts	2,510	53	825	(11)
Exchange option purchases	619	34	760	(3)
Exchange options sales	920	19	608	(46)
Total foreign exchange rate instruments		166		(142)

Raw materials (base metals), freight, energy, emission rights
Term contracts sales	1,350	373	486	(46)
Term contracts purchases	1,538	267	1,235	(166)
Options sales/purchases	18	—	—	—
Total raw materials (base metals), freight, energy, emission rights		640		(212)
Total		806		(354)

	December 31, 2022
	Assets		Liabilities
	Notional Amount	Fair Value	Notional Amount	Fair Value
Foreign exchange rate instruments
Forward purchase contracts	657	58	3,678	(19)
Forward sale contracts	1,478	38	753	(6)
Exchange option purchases	1,462	17	2,536	(16)
Exchange options sales	2,222	41	2,055	(20)
Total foreign exchange rate instruments		154		(61)

Raw materials (base metals), freight, energy, emission rights
Term contracts sales	1,128	263	316	(52)
Term contracts purchases	1,755	1,150	785	(306)
Option sales/purchases	207	5	197	(5)
Total raw materials (base metals), freight, energy, emission rights		1,418		(363)
Total		1,572		(424)
Fair values of raw material, freight, energy and emission rights instruments categorized as Level 2 are as follows:

	December 31,
	2023	2022
Base metals	(3)	5
Freight	12	(1)
Energy (oil, gas, electricity)	401	998
Emission rights	18	53
Total	428	1,055

Derivative assets associated with raw materials, energy, freight and emission rights	640	1,418
Derivative liabilities associated with raw materials, energy, freight and emission rights	(212)	(363)
Total	428	1,055

Analysis of Financing Costs
Financing costs - net recognized in the years ended December 31, 2023, 2022 and 2021 are as follows:

	Year ended December 31,
	2023	2022	2021
Interest expense	(715)	(401)	(357)
Interest income	570	188	79
Change in fair value adjustment on call option on mandatory convertible bonds	—	(15)	(44)
Accretion of defined benefit obligations and other long term liabilities	(243)	(51)	(164)
Net foreign exchange gain/(loss)	(48)	191	(155)
Other[1]	(423)	(246)	(514)
Total	(859)	(334)	(1,155)
1.Other mainly included expenses related to true sale of receivables (“TSR”) programs and bank fees. In 2023, others included 66 relating to the term extension of mandatorily convertible bonds (see note 11.2). In 2021, other also included 163 charges related to an unfavorable court decision in an arbitration case against Sitrel (see note 9.3), 130 premiums and fees related to the early redemption of bonds in 2021, and 61 charges related to early redemption of MCNs (see note 11.2).

Disclosure of Capital Management

	December 31,
	2023	2022
Total equity	56,068	55,590
Net debt	2,898	2,236
Gearing	5.2%	4.0%

Disclosure of Nature and Extent of Risks Arising from Financial Instruments	The structure of trade receivables and trade payables by original currency translated in USD is as follows as of December 31, 2023:

	December 31, 2023
	Trade receivables	Trade payables
USD	776	4,989
EUR	928	5,531
BRL	1,111	823
CAD	49	512
GBP	27	104
ZAR	139	382
MXN	39	53
UAH	63	164
PLN	211	697
ARS	51	62
Other	267	288
Total	3,661	13,605

Sensitivity Analysis for Types of Market Risk
The sensitivity analysis carried out by the Company considers the effects on its trade receivables and trade payables of a 10% increase or decrease between the relevant foreign currencies and the U.S. dollar.

	10% increase		10% decrease
	Trade receivables	Trade payables	Trade receivables	Trade payables
EUR	93	553	(93)	(553)
BRL	111	82	(111)	(82)
CAD	5	51	(5)	(51)
GBP	3	10	(3)	(10)
ZAR	14	38	(14)	(38)
MXN	4	5	(4)	(5)
UAH	6	16	(6)	(16)
PLN	21	70	(21)	(70)
ARS	5	6	(5)	(6)

	December 31, 2023
	Income (loss)	Other Equity
10% strengthening in U.S. dollar	68	283
10% weakening in U.S. dollar	(134)	(286)

	December 31, 2022
	(loss) Income	Other Equity
10% strengthening in U.S. dollar	136	141
10% weakening in U.S. dollar	(141)	(153)

	December 31, 2023
	Floating portion of net debt[1]	Interest Rate Swaps/Forward Rate Agreements
100 bp increase	53	1
100 bp decrease	(53)	(1)

	December 31, 2022
	Floating portion of net debt[1]	Interest Rate Swaps/Forward Rate Agreements
100 bp increase	70	—
100 bp decrease	(70)	—
1.See note 6.1.4 for a description of net debt (including fixed and floating portion).
The following tables detail the Company’s sensitivity to a 10% increase and decrease in the price of the relevant base metals, energy, freight and emissions rights. The sensitivity analysis includes only outstanding, un-matured derivative instruments either held for trading at fair value through the consolidated statements of operations or designated in hedge accounting relationships.

	December 31, 2023
	Income (loss)	Other Equity Cash Flow Hedging Reserves
'+10% in prices
Base Metals	(1)	18
Iron Ore	(2)	4
Freight	—	3
Emission rights	(12)	—
Energy	—	71
'-10% in prices
Base Metals	1	(18)
Iron Ore	2	(4)
Freight	—	(3)
Emission rights	12	—
Energy	—	(71)

	December 31, 2022
	Income (loss)	Other Equity Cash Flow Hedging Reserves
'+10% in prices
Base Metals	1	21
Iron Ore	—	5
Freight	1	—
Emission rights	—	29
Energy	1	145
'-10% in prices
Base Metals	(1)	(22)
Iron Ore	—	(5)
Freight	(1)	—
Emission rights	—	(29)
Energy	(1)	(144)

Disclosure of Maturity Analysis for Derivative Financial Liabilities

	December 31, 2023
	Carrying amount	Contractual Cash Flow	2024	2025	from 2026 to 2028	After 2028
Non-derivative financial liabilities
Bonds	(6,812)	(9,393)	(1,223)	(1,329)	(2,963)	(3,878)
Loans over 100	(1,345)	(1,942)	(237)	(457)	(462)	(786)
Trade and other payables	(13,605)	(13,605)	(13,605)	—	—	—
Other loans and leases	(2,525)	(2,931)	(1,333)	(339)	(665)	(594)
Total	(24,287)	(27,871)	(16,398)	(2,125)	(4,090)	(5,258)
Derivative financial liabilities
Foreign exchange contracts	(142)	(142)	(139)	(1)	(2)	—
Commodity contracts[1]	(294)	(294)	(221)	(19)	—	(54)
Total	(436)	(436)	(360)	(20)	(2)	(54)
1.Commodity contracts include base metals, freight, energy and emission rights.

	December 31, 2022
	Carrying amount	Contractual Cash Flow	2023	2024	from 2025 to 2027	After 2027
Non-derivative financial liabilities
Bonds	(7,926)	(10,341)	(1,547)	(1,171)	(3,969)	(3,654)
Loans over 100	(1,234)	(1,364)	(244)	(114)	(827)	(179)
Trade and other payables	(13,532)	(13,554)	(13,554)	—	—	—
Other loans and leases	(2,490)	(3,175)	(1,247)	(314)	(589)	(1,025)
Total	(25,182)	(28,434)	(16,592)	(1,599)	(5,385)	(4,858)
Derivative financial liabilities
Foreign exchange contracts	(61)	(61)	(57)	—	(4)	—
Commodity contracts[1]	(363)	(363)	(322)	(22)	(19)	—
Total	(424)	(424)	(379)	(22)	(23)	—
1.Commodity contracts include base metals, freight, energy and emission rights.
Disclosure of Information About Terms and Conditions of Cash Flow Hedges
The following tables present the periods in which the derivatives designated as cash flows hedges are expected to mature:

	December 31, 2023
	Assets/ (liabilities)	(Outflows)/inflows
	Fair value	3 months and less	3-6 months	6-12 months	2025	After 2025
Foreign exchange contracts	(38)	(3)	(34)	(1)	—	—
Commodities	412	50	70	171	60	61
Emission rights	—	—	—	—	—	—
Total	374	47	36	170	60	61

	December 31, 2022
	Assets/ (liabilities)	(Outflows)/inflows
	Fair value	3 months and less	3-6 months	6-12 months	2024	After 2024
Foreign exchange contracts	4	(2)	(3)	—	9	—
Commodities	1,003	(10)	63	175	419	356
Emission rights	53	1	1	51	—	—
Total	1,060	(11)	61	226	428	356
The following table presents the periods in which the realized and unrealized gains or losses on derivatives designated as cash flows hedges recognized in other comprehensive income, net of tax, are expected to impact the consolidated statements of operations:

	December 31, 2023
	Cash flow hedge reserve[1]	(Expense)/income
	Carrying amount	3 months and less	3-6 months	6-12 months	2025	After 2025
Foreign exchange contracts	28	5	2	10	11	—
Commodity contracts	633	35	69	169	233	127
Emission rights	900	—	—	—	—	900
Total	1,561	40	71	179	244	1,027
1.The cash flow hedge reserve balance as of December 31, 2023 includes 417 deferred gains for the Company's share of such reserves at its equity method investments, which are not included in the table above (1,023 as of December 31, 2022).

	December 31, 2022
	Cash flow hedge reserve[1]	(Expense)/income
	Carrying amount	3 months and less	3-6 months	6-12 months	2024	After 2024
Foreign exchange contracts	13	—	2	4	7	—
Commodity contracts	1,020	7	37	157	387	432
Emission rights	849	—	—	—	—	849
Total	1,882	7	39	161	394	1,281
1.The cash flow hedge reserve balance as of December 31, 2022 also includes 1,023 deferred gains for the Company's share of such reserves at its equity method investments, which are not included in the table above (603 as of December 31, 2021).

Disclosure of Detailed Information About Hedging Instruments
The following tables summarize the effect of hedge accounting on ArcelorMittal’s consolidated statement of financial position, statement of comprehensive income and statement of changes in equity.

	December 31, 2023
Hedging Instruments	Nominal amount of the hedging instrument	Assets carrying amount	Liabilities carrying amount	Line item in the statement of financial position where the hedging instrument is located
Cash flow hedges
Foreign exchange risk - Option/forward/swap contracts	2,840	12	(50)	Prepaid expenses and other current assets/Accrued expenses and other liabilities
Foreign exchange risk - Option/forward/swap contracts	—	—	—	Other assets/Other long-term obligations
Price risk - Commodities forwards	1,118	361	(70)	Prepaid expenses and other current assets/Accrued expenses and other liabilities
Price risk - Commodities forwards	524	127	(6)	Other assets/Other long-term obligations
Price risk - Emission rights forwards	—	—	—	Prepaid expenses and other current assets/Accrued expenses and other liabilities
Total		500	(126)
Current derivative assets classified as cash flow hedge		373
Other current derivative assets		270
Total current derivative assets (note 4.5)		643
Non-current derivative assets classified as cash flow hedge		127
Other non-current derivative assets		36
Total non-current derivative assets (note 4.6)		163
Current derivative liabilities classified as cash flow hedge			(120)
Other current derivative liabilities			(240)
Total current derivative liabilities (note 4.8)			(360)
Non-current derivative liabilities classified as cash flow hedge			(6)
Other non-current derivative liabilities			(70)
Total non-current derivative liabilities (note 9.2)			(76)

	December 31, 2023
Hedging Instruments	Cash flow hedge reserve at December 31, 2022	Hedging gains or losses of the reporting period that were recognized in OCI	Gains or losses reclassification adjustment and hedge ineffectiveness	Basis adjustment	Line item in the statement of comprehensive income that includes the reclassification adjustment and hedge ineffectiveness	Cash flow hedge reserve[1] at December 31, 2023
Cash flow hedges
Foreign exchange risk - Option/Forward contracts	13	16	(17)	16	Sales	28
Price risk - Commodities Option/Forward contracts	1,020	(402)	(10)	25	Sales, Cost of sales	633
Price risk - Emission rights forwards	849	54	(3)	—	Cost of sales	900
Total	1,882	(332)	(30)	41		1,561
1.The cash flow hedge reserve balance as of December 31, 2023 also includes 417 deferred gains for the Company's share of such reserves at its equity method investments, which are not disclosed above.

	December 31, 2022
Hedging Instruments	Nominal amount of the hedging instrument	Assets carrying amount	Liabilities carrying amount	Line item in the statement of financial position where the hedging instrument is located
Cash flow hedges
Foreign exchange risk - Option/Forward contracts	3,044	21	(26)	Prepaid expenses and other current assets/Accrued expenses and other liabilities
Foreign exchange risk - Option/Forward/Swap contracts	300	12	(3)	Other assets/Other long-term obligations
Price risk - Commodities forwards	1,467	490	(261)	Prepaid expenses and other current assets/Accrued expenses and other liabilities
Price risk - Commodities forwards	1,533	816	(42)	Other assets/Other long-term obligations
Price risk - Emission rights forwards	488	53	—	Prepaid expenses and other current assets/Accrued expenses and other liabilities
Total		1,392	(332)
Current derivative assets classified as cash flow hedge		564
Other current derivative assets		173
Total current derivative assets (note 4.5)		737
Non-current derivative assets classified as cash flow hedge		828
Other non-current derivative assets		7
Total non-current derivative assets (note 4.6)		835
Current derivative liabilities classified as cash flow hedge			(287)
Other current derivative liabilities			(92)
Total current derivative liabilities (note 4.8)			(379)
Non-current derivative liabilities classified as cash flow hedge			(45)
Other non-current derivative liabilities			—
Total non-current derivative liabilities (note 9.2)			(45)
.

	December 31, 2022
Hedging Instruments	Cash flow hedge reserve at December 31, 2021	Hedging gains or losses of the reporting period that were recognized in OCI	Gains or losses reclassification adjustment and hedge ineffectiveness	Basis adjustment	Line item in the statement of comprehensive income that includes the reclassification adjustment and hedge ineffectiveness	Cash flow hedge reserve[1] at December 31, 2022
Cash flow hedges
Foreign exchange risk - Option/Forward contracts	(1)	146	4	(136)	Sales	13
Price risk - Commodities forwards[1]	302	951	(153)	(80)	Sales, Cost of sales	1,020
Price risk - Emission rights forwards	1,786	120	(104)	(953)	Cost of sales	849
Total	2,087	1,217	(253)	(1,169)		1,882
1.The cash flow hedge reserve balance as of December 31, 2022 also includes 1,023 deferred gains for the Company's share of such reserves at its equity method investments, which are not disclosed above
The following tables summarizes the historical gain/loss that will be recycled to the consolidation statements of operations when the hedged assets are disposed of.

	December 31, 2023[1]
Date traded	Date maturity /unwound	Notional	OCI gross	Deferred tax	OCI net of deferred tax
December, 2014	January, 2016	375	83	(24)	59
May, 2015	March, 2020	500	11	(3)	8
May, 2015	July, 2019	500	(16)	5	(11)
March, 2018	June, 2018	100	8	(2)	6
April, 2019	November, 2019	200	11	(3)	8
Total			97	(27)	70
1.In 2023 and in 2022, the Company did not designate any new CCS as net investment hedge.

	December 31, 2023
Hedging Instruments	Nominal amount of the hedging instrument	Assets carrying amount	Liabilities carrying amount	Line item in the statement of financial position where the hedging instrument is located	Change in value used for calculating hedge ineffectiveness for 2021	Line item in the statement of comprehensive income that includes the recognized hedge ineffectiveness	Foreign currency translation reserve
Net investment hedges
Foreign exchange risk - Cross Currency Swap	—	—	—	N/a	—	N/a	70
Foreign exchange risk - EUR debt	4,017	—	4,009	Short-term debt and current portion of long-term debt; long-term debt, net of current portion	—	N/a	332
Total	4,017	—	4,009		—		402

	December 31, 2022
Hedging Instruments	Nominal amount of the hedging instrument	Assets carrying amount	Liabilities carrying amount	Line item in the statement of financial position where the hedging instrument is located	Change in value used for calculating hedge ineffectiveness for 2020	Line item in the statement of comprehensive income that includes the recognized hedge ineffectiveness	Foreign currency translation reserve
Net investment hedges
Foreign exchange risk - Cross Currency Swap	—	—	—	N/a	—	N/a	70
Foreign exchange risk - EUR debt	5,196	—	(5,186)	Short-term debt and current portion of long-term debt; long-term debt, net of current portion	—	N/a	456
Total	5,196	—	(5,186)		—		526